OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER PAYABLES AND ACCRUED EXPENSES
Schedule of other payables and accrued expenses

	December 31,
	2022	2021
Payroll and other employee related accruals	$17,999	$21,000
Forward liability	5,150	—
Accrued expenses	9,511	9,344
Government authorities	2,806	4,226
Provision for returns	2,704	3,509
Other	146	271

	$38,316	$38,350